SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

Basis of preparation – These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared on a historical cost basis, unless disclosed otherwise. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Amounts in the consolidated financial statements are stated in millions of Russian Rubles (“RUB million”), unless indicated otherwise.

These consolidated financial statements have been prepared on the assumption that the Group is a going concern and will continue in operation for the foreseeable future.

Basis of consolidation – The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved only where the Company has power over the entity, is exposed and has rights to variable returns, and is able to use the power to affect its amount of variable returns. The results of the controlled entities acquired or disposed of during the reporting period are included in the consolidated financial statements from the date the Group achieves control over the entity, or until the date on which the Company ceases to control the entity. If necessary, the accounting policies of controlled entities are aligned with the accounting policy applied by the Group. All intra-group balances, income, expenses and cash flows are eliminated on consolidation.

Effective ownership interests in the Group’s significant subsidiaries were the following:

	Accounting	December 31,	December 31,
	method	2019	2018
RTC	Consolidated	100.0%	100.0%
MTS Turkmenistan (Note 9)	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
NVision Group	Consolidated	100.0%	100.0%
MTS IT	Consolidated	100.0%	100.0%
NVision Czech Republic	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital (1)	Consolidated	100.0%	100.0%
MTS Energo	Consolidated	100.0%	100.0%
MDTZK LLC (Ticketland)	Consolidated	100.0%	100.0%
IT Grad	Consolidated	100.0%	100.0%
RIKT	Consolidated	100.0%	—
Kinopolis	Consolidated	100.0%	—
MTS Armenia	Consolidated	100.0%	80.0%
MTS Bank (Note 4)	Consolidated	99.9%	55.4%
MGTS Group	Consolidated	94.7%	94.7%
Navigation Information Systems Group	Consolidated	94.7%	94.7%
Kulturnaya Sluzhba (Ponominalu)	Consolidated	89.1%	78.2%
Oblachny Retail LLC	Consolidated	50.8%	50.8%
MTS International Funding Limited (2) (“MTS International”)	Consolidated	SE	SE
VF Ukraine (3) (Note 10)	Consolidated	—	100.0%
MTS Belarus (Note 15)	Equity	49.0%	49.0%
Sistema Capital	Equity	30.0%	30.0%
Zifrovoe TV	Equity	20.0%	20.0%
OZON Holdings Limited (Note 15)	Equity	—	18.7%
YouDo Web Technologies (Note 15)	Equity	15.5%	13.7%
SWIPGLOBAL	Equity	15.0%	—
(1)	A wholly-owned subsidiary, through which the Group repurchases its own shares.
(2)

A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 and USD 500 million 5.0% notes due in 2023, respectively (Note 23). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

(3)	Disposed on December 3, 2019.

Acquisitions from entities under common control – Business combinations arising from transfers of interests in entities that are under common control with the Group are consolidated prospectively starting from the date that the control over those entities is passed to the Group. The assets and liabilities acquired are recognized at the carrying values recorded previously in the counterparty’s financial statements, with the resulting gain or loss recognized directly in equity.

Joint operations – The Group has joint operations with Megafon and Vimpelcom, relating to the construction of LTE base stations. Joint operations are characterized by the fact that the operators that have joint control over the arrangement each have both a right to the assets, and obligations for the liabilities, according to the arrangement. Respectively, each operator accounts for its share of the joint assets and its agreed share of any liabilities, and recognizes its share of the output, revenues and expenses incurred under the arrangement. The result of joint operations does not influence the finanacial statements significantly.

Non current assets held for sale and discontinued operations - The Group classifies assets and disposal groups as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is met only when the assets (or disposal group) are available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and their sale is highly probable to occur within a year. Held for sale assets and disposal groups are measured at the lower of carrying amount or fair value less cost to sell.

Assets and liabilities classifies as held for sale are presented separately as current items in the statement of financial position.

A disposal group qualifies as discontinued operation if it is a component of the entity that either has been disposed of or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations;
•	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations;
•	Or is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss.

Group's statement of cash flows include both cash flows from continuing and discontinued operations, amounts related to discontinued operations by operating, investing and financing activities are presented in Note 10.

Functional currency translation methodology – As of December 31, 2019, the functional currencies of Group entities were as follows:

•	For entities incorporated in the Russian Federation, Dega and MTS International – the Russian Ruble (“RUB”);
•	For VF Ukraine – the Ukrainian Hryvna;
•	For MTS Armenia – the Armenian Dram;
•	For MTS Turkmenistan – the Turkmenian Manat;
•	For MTS Belarus – the Belarusian Ruble;
•	For NVision Czech Republic – the Czech Crown.

Foreign-currency transactions are translated into the functional currency at the exchange rates at the dates of the transactions. At the reporting date, monetary items denominated in foreign currencies are translated at the closing rate, whereas non-monetary items are stated at the exchange rate at the date of their recognition. Exchange rate differences are recognized in profit or loss.

For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars (“USD”) at the period-end exchange rate set by local central banks. Subsequently, U.S. Dollars balances have been translated into Russian Rubles at the period-end exchange rate set by the Central Bank of Russia. Revenues and expenses have been translated at the average exchange rate for the period using the cross-currency exchange rate via  the U.S. Dollar as described above. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Standards, interpretations and amendments adopted on January 1, 2018

Starting from January 1, 2018 the Group has applied IFRS 9, “Financial Instruments”, IFRS 15, “Revenue from Contracts with Customers”, and IFRS 16, “Leases”.

Prior period comparatives for the year ended December 31, 2017 were not restated.

Standards, interpretations and amendments adopted on January 1, 2019

On January 1, 2019 the Group adopted the following standards, interpretations and amendments:

Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
IFRIC 23	Uncertainty over Income Tax Treatments
Amendments to IFRS 9	Prepayment Features With Negative Compensation
Amendments IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle

None of them had a material impact on the Group’s consolidated financial statements.

Standards, interpretations and amendments in issue but not yet effective

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Amendments to Conceptual Framework	Conceptual Framework in IFRS standards (1)
Amendments to IFRS 3	Definition of a Business (1)
Amendments to IAS 1 and IAS 8	Definition of Material (1)
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform and its Effects on Financial Reporting (1)
IFRS 17	Insurance Contracts (2)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (3)
Annual Improvements to IFRSs (2010—2012 Cycle Amendments to IAS 1)	Classification of Liabilities as Current or Non-Current (4)
(1)	Effective for annual periods beginning on or after January 1, 2020, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2021, with earlier application permitted.
(3)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.
(4)	Effective for annual periods beginning on or after January 1, 2022, with earlier application permitted.

These IFRS pronouncements are not expected to have a material impact on the Group's consolidated financial statements.